DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Going Concern and Managements' Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Going Concern and Managements' Plan [Abstract]
Cash within operating bank account	$ 303,615	$ 971,469
Working capital	$ 14,502
Maximum [Member]
Going Concern and Managements' Plan [Abstract]
Period to complete business comination	12 months